Non-controlling Interests (Details 1) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Statement [Line Items]
Net loss	$ (9,372,772)	$ (12,159,174)	$ (36,350,790)
Total comprehensive loss	(9,390,762)	(12,019,355)	(36,413,170)
Non controlling Interests Member
Statement [Line Items]
Net loss	(6,278,228)	(4,597,551)	(12,983,078)
Other comprehensive (loss) income	1,186	15,581	(11,642)
Total comprehensive loss	(6,277,042)	$ (4,581,970)	$ (12,994,720)
Net loss attributable to NCI	(356,571)
Net comprehensive loss attributable to NCI	$ 473